Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total	$ 2,788	$ 3,270
Taxes
Disclosure of other provisions [line items]
Total	940	1,348	$ 1,823	$ 2,066
Labor
Disclosure of other provisions [line items]
Total	1,180	1,308	1,385	1,472
Legal
Disclosure of other provisions [line items]
Total	$ 668	$ 614	$ 679	$ 612